Discontinued Operations (Details) - Schedule of Revenue by Location - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Revenue by Location [Line Items]
Total revenue	$ 8,019,097	$ 7,447,178	$ 8,766,121
Revenue from continuing operations	(477,812)	(197,556)	(633,850)
Revenue from discontinued operations	7,541,285	7,249,622	8,132,271
France [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	2,594,091	2,433,571	775,891
Canada [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	1,506,247	131,675	709,172
United States [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	1,481,493	2,863,154	4,609,147
Japan [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	1,068,814	124,384	263,752
Turkey [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	493,407		156,420
South Korea [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	478,024	744,466	502,461
Czech Republic [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	176,809
United Kingdom [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	125,529		300,211
Poland [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	77,809	116,810
Hong Kong [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	50,306	646,696	296,838
Columbia [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	31,807	54,767
Germany [Member]
Schedule of Revenue by Location [Line Items]
Total revenue		182,351	266,662
Italy [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			171.237
New Zealand [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			71,015
China [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			125,441
Other [Member]
Schedule of Revenue by Location [Line Items]
Total revenue	$ (65,239)	$ 149,304	$ 517,874